FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Of Financial Assets and Liabilities [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
(a)Financial assets and financial liabilities by category
The carrying amounts of the Company’s financial assets and financial liabilities, excluding financial assets and liabilities classified as held for sale (note 9), by category are as follows:

At December 31, 2025	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$407,355	$—	$—	$407,355
Marketable securities	—	—	162,683	162,683
Trade receivables	7,146	—	—	7,146
Derivative assets(1)	—	9,289	—	9,289
Restricted cash(2)	9,603	—	—	9,603
Other financial assets(3)	56,802	18,750	—	75,552
Total financial assets	$480,906	$28,039	$162,683	$671,628

Financial liabilities
Trade payables and accrued liabilities	$294,169	$—	$—	$294,169
Loans and borrowings	1,554,680	—	—	1,554,680
Derivative liabilities(1)	—	230,881	—	230,881
Lease liabilities(4)	98,954	—	—	98,954
Other financial liabilities(5)	188,440	—	—	188,440
Total financial liabilities	$2,136,243	$230,881	$—	$2,367,124

At December 31, 2024
Financial assets
Cash and cash equivalents	$239,329	$—	$—	$239,329
Marketable securities	—	—	6,142	6,142
Trade receivables	3,943	—	—	3,943
Derivative assets(1)	—	81	—	81
Restricted cash(2)	15,101	—	—	15,101
Other financial assets(3)	21,346	29,094	32,317	82,757
Total financial assets	$279,719	$29,175	$38,459	$347,353

Financial liabilities
Trade payables and accrued liabilities	$241,030	$—	$—	$241,030
Loans and borrowings	1,347,831	—	—	1,347,831
Derivative liabilities(1)	—	162,935	—	162,935
Lease liabilities(4)	80,366	—	—	80,366
Other financial liabilities(5)	108,200	—	—	108,200
Total financial liabilities	$1,777,427	$162,935	$—	$1,940,362
(1)     Includes current and non-current derivatives (note 15).
(2)    Includes current and non-current restricted cash. At December 31, 2025, the Company had $2.0 million (2024 – $2.9 million) of current restricted cash included in other current assets.
(3)    Other financial assets measured at amortized cost at December 31, 2025 and 2024 include other current and non-current receivables. Other financial assets measured at FVTPL at December 31, 2025 and 2024 relate to the Bear Creek Convertible Note (note 11(a)). Other financial assets measured at FVOCI at December 31, 2024 relate to the investment in Versamet included in other non-current assets (note 11(b)).
(4)    Includes current and non-current lease liabilities (note 19(b)).
(5)    Other financial liabilities mainly relate to the Equipment Facilities (note 18(a)).
31.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy categorizes inputs to valuation techniques used in measuring fair value into the following three levels:
Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – inputs other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly, such as prices, or indirectly (derived from prices).
Level 3 – unobservable inputs for which market data are not available.
(i)Financial assets and financial liabilities measured at fair value
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2025	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities	$162,683	$—	$—	$162,683
Derivative assets(1)	—	9,289	—	9,289
Other financial assets(2)	—	—	18,750	18,750
Derivative liabilities(1)	—	(136,553)	(94,328)	(230,881)
Net financial assets (liabilities)	$162,683	$(127,264)	$(75,578)	$(40,159)

At December 31, 2024
Marketable securities	$6,142	$—	$—	$6,142
Derivative assets(1)	—	81	—	81
Other financial assets(2)	—	29,094	32,317	61,411
Derivative liabilities(1)	—	(74,781)	(88,154)	(162,935)
Net financial assets (liabilities)	$6,142	$(45,606)	$(55,837)	$(95,301)
(1)Includes current and non-current derivatives (note 15).
(2)Other financial assets measured at fair value at December 31, 2025 relate to the Bear Creek Convertible Note (note 11(a) (2024 – Bear Creek Convertible Note and investment in Versamet included in other non-current assets (note 11(b)).
(3)The fair values of marketable securities are based on the quoted market price.
(4)The fair value of the Company’s foreign currency contracts is based on forward foreign exchange rates and the fair value of the Company’s gold contracts is based on forward metal prices.
The fair value of the 2025 Convertible Notes conversion option is estimated using a convertible debt valuation model which considers the contractual terms of the convertible notes and market-derived inputs including the Company’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instruments.
The fair value of the Equinox Gold Warrants is determined using the Black-Scholes option pricing model that uses market-derived inputs including the Company’s share price and share price volatility.
The fair value of the Bear Creek Convertible Note at December 31, 2024 was determined using a convertible debt valuation model based on the contractual terms of the convertible note and market-derived inputs including Bear Creek’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
31.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities (continued)
(i)Financial assets and financial liabilities measured at fair value (continued)
(5)The fair value of the Bear Creek Convertible Note at December 31, 2025 was deemed to equal the fair value of the Corani NSR under the debt settlement agreement with Highlander. The fair value of the Corani NSR is estimated using a discounted cash flow model.
The fair value of the Greenstone Contingent Consideration is calculated as the present value of projected future cash flows using a market interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.
The fair value of the investment in Versamet at December 31, 2024 was measured using a market approach with reference to the market price of Versamet’s common shares in recent transactions, adjusted to reflect assumptions that market participants would use in pricing the asset, including assumptions about risks, based on available information.
The Company recognizes transfers between levels of the fair value hierarchy at the beginning of the reporting period in which the event or change in circumstance that caused the transfer occurs. Effective April 1, 2025, a transfer of $32.3 million relating to the investment in Versamet was made from Level 3 to Level 1 of the fair value hierarchy to reflect the commencement of the common shares of Versamet trading on a public stock exchange. Effective October 1, 2025, a transfer of $38.6 million relating to the Bear Creek Convertible Note was made from Level 2 to Level 3 of the fair value hierarchy to reflect the debt settlement agreement entered into with Highlander.
31.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities (continued)
(ii)Financial assets and financial liabilities not already measured at fair value
At December 31, 2025 and 2024, the carrying amounts of the Company’s cash and cash equivalents, trade and other current receivables, restricted cash, and trade payables and accrued liabilities approximate their fair values due to the short-term nature of the instruments.
The fair values of the Company’s other financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2025		December 31, 2024
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Credit Facility(1)	2	$1,106,590	$1,131,898	$1,080,557	$1,106,280
Sprott Loan(1)	2	281,920	281,509	—	—
2023 Convertible Notes(2)	1	140,635	407,618	131,682	188,025
2025 Convertible Notes(3)	2	23,625	24,323	—	—
2020 Convertible Notes(4)	2	—	—	135,592	144,127
Equipment Facilities(5)	2	181,633	188,878	101,862	102,578
(1)The fair values of the Credit Facility (note 13(a)) and Sprott Loan (note 13(b)) are calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(2)The carrying amount of the 2023 Convertible Notes represents the liability component of the convertible notes (note 13(c)), while the fair value represents the liability and equity components of the convertible notes. The fair value is based on the quoted market price of the 2023 Convertible Notes.
(3)The carrying amount and fair value of the 2025 Convertible Notes (note 13(d)) represent the debt host component of the hybrid financial instruments. The fair value is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(4)The carrying amount of the 2020 Convertible Notes at December 31, 2024 represents the liability component of the convertible notes (note 13(e)), while the fair value represents the liability and equity components of the convertible notes. The fair value at December 31, 2024 represents the fair value of the liability component of $137.0 million and the fair value of the equity component of $7.1 million. The fair value of the liability component is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(5)The fair value of the Equipment Facilities (note 18(a)) is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.